Restatement of Previously Issued Financial Statements	6 Months Ended
Jun. 30, 2023
Restatement of Previously Issued Financial Statements [Abstract]
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS

In connection with the preparation of the Company’s condensed consolidated financial statements as of and for the period ended June 30, 2023, management identified a presentation error made in its March 31, 2023 condensed consolidated financial statements. The Company determined that the value of the convertible promissory notes were incorrectly adjusted to fair value instead of being booked at par. As a result, there should be a reversal of the change in value of the convertible notes as previously disclosed. The Company has determined that the convertible notes require bifurcation under ASC 815-15-25-7. Management evaluated the conversion option contained within the convertible notes and determined their value to be de minimis. As a result, the Company has recorded the value of the convertible notes at par.

In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements”; the Company evaluated the changes and has determined that the related impact was material to previously presented financial statements.

The impact of the restatement on the Company’s unaudited condensed consolidated financial statements is reflected in the following table:

	As Previously Reported	Adjustment	As Restated
Condensed Consolidated Balance Sheet for the three months ended March 31, 2023 (unaudited)

Convertible Promissory Note – Related Party	$257,014	$1,882,986	$2,140,000
Additional paid in capital	$563,136	$(563,136)	$—
Accumulated deficit	$(15,207,806)	$(1,319,850)	$(16,527,656)
Total Liabilities	$15,881,107	$1,882,986	$17,764,093
Total Stockholders’ Equity (deficit)	$(14,643,951)	$(1,882,986)	$(16,526,937)

Condensed Consolidated Statement of Operations for the three months ended March 31, 2023 (unaudited)

Change in fair value of convertible promissory notes	$1,319,850	$(1,319,850)	—
Total other income (expense)	$909,732	$(1,319,850)	$(410,118)
Income before provision for income taxes	$81,106	$(1,319,850)	$(1,238,744)
Net Income (loss)	$(374,842)	$(1,319,850)	$(1,694,692)

EPS:
Weighted avg shares outstanding, Class A common stock	21,188,697	—	21,188,697
Basic and diluted net loss per share, Class A common stock	$(0.01)	(0.05)	(0.06)

Weighted avg shares outstanding, Class B common stock	7,187,500	—	7,187,500
Basic and diluted net loss per share, Class B common stock	$(0.01)	(0.05)	(0.06)

Condensed Consolidated Statement of Equity for the three months ended March 31, 2023 (unaudited)

Proceeds received in excess of initial fair value of Convertible Promissory Note	$563,136	$(563,136)	$—
Net Income (loss)	$(374,842)	$(1,319,850)	$(1,694,692)
Accretion for Class A common stock to redemption amount-APIC	$(2,355,234)	$—	$(2,355,234)
Accumulated Deficit	$(15,207,806)	$(1,319,850)	$(16,527,656)
Total Stockholders Equity (deficit)	$(14,643,951)	$(1,882,986)	$(16,526,937)

Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2023 (unaudited)

Net (loss) income	$(374,842)	$(1,319,850)	$(1,694,692)
Change in fair value of convertible promissory note	$(1,319,850)	$1,319,850	$—

Non Cash:
Proceeds received in excess of initial fair value of Convertible Promissory Note – Shares at initial borrowing	$563,136	$(563,136)	$—